Cover	May 20, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2025
Current Fiscal Year End Date	--02-01
Entity File Number	001-15059
Entity Registrant Name	Nordstrom, Inc.
Entity Central Index Key	0000072333
Entity Tax Identification Number	91-0515058
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1617 Sixth Avenue
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	206
Local Phone Number	628-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, without par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, without par value
Trading Symbol	JWN
Security Exchange Name	NYSE
Common stock purchase rights
Document Information [Line Items]
Title of 12(b) Security	Common stock purchase rights
No Trading Symbol Flag	true
Security Exchange Name	NYSE